Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 01, 2011
PowerShares KBW Capital Markets Portfolio (Prospectus Summary) | PowerShares KBW Capital Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares KBW Capital Markets Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The PowerShares KBW Capital Markets Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the KBW Capital Markets Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. At the date of this Prospectus, the Fund does not have an operating history and turnover data therefore is not available.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. This example does not include brokerage commissions that retail investors may pay to buy and sell Shares of the Fund.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally will invest at least 90% of its total assets in securities of broker-dealers, asset managers, trusts and custody banks or exchanges that are active in U.S. capital markets (i.e., derive a large portion of their revenues from U.S. markets rather than international markets), that are listed on a U.S.
national securities exchange and that comprise the Underlying Index. The
Underlying Index is a float adjusted modified-market capitalization-weighted index that seeks to reflect the performance of such companies. The Underlying
Index is compiled, maintained and calculated by Keefe, Bruyette & Woods, Inc.
("KBW" or the "Index Provider").

Concentration Policy. The Fund will invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries only to the extent the Underlying Index concentrates in an industry or group of industries. The Fund will not concentrate its investments in securities of issuers in any one industry or group of industries in which the Underlying Index is not concentrated.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries only to the extent the Underlying Index concentrates in an industry or group of industries. The Fund will not concentrate its investments in securities of issuers in any one industry or group of industries in which the Underlying Index is not concentrated.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Capital Markets Risk. The Fund's investments in capital markets companies subjects it to more risks as compared to a fund that invests in a wide variety of market sectors. For instance, the Fund may be susceptible to adverse economic conditions or legislative initiatives affecting broker-dealers, asset managers, trust and custody banks, exchanges and other companies in the capital markets, which may impact the profitability of such companies. In addition, various factors may affect significantly the companies active within the U.S. capital markets, including stock and bank trading activity, increases in price competition, decreases in fees or fee-related business such as investment banking, brokerage and asset management and decreases in other servicing fees.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities of an issuer the Fund holds; the price of securities of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Concentration Risk. A significant percentage of the Underlying Index will be comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the  composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that stock generally is underperforming.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective. An investment in the
Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invescopowershares.com and will provide some indication of the risk of investing in the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.invescopowershares.com
PowerShares KBW Capital Markets Portfolio | PowerShares KBW Capital Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	113

[1]	From November 1, 2011 until February 1, 2012, Invesco PowerShares Capital Management LLC (the "Adviser") will waive 100% of its management fee for the Fund.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.